Taxation - Income Tax Uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
January 1	$ 9,690	$ 23,838	$ 18,832
Changes in tax positions taken during a prior period - decrease		(14,301)
Changes in tax positions taken during a prior period - increase	1,181		745
Tax positions taken during the current period - increase	595	693	8,944
Change as a result of a lapse in the statute of limitations	(4,649)	(123)	(3,063)
Impact of the change in foreign currency exchange rates - decrease		417	1,620
Impact of the change in foreign currency exchange rates - increase	1,124
December 31	7,941	9,690	23,838
Unrecognized tax benefits that, if recognized, would impact the effective tax rate
Income Tax Contingency [Line Items]
January 1	8,722	22,255	18,266
Changes in tax positions taken during a prior period - decrease		(13,728)
Changes in tax positions taken during a prior period - increase	281		29
Tax positions taken during the current period - increase	589	688	8,683
Change as a result of a lapse in the statute of limitations	(4,115)	(112)	(3,039)
Impact of the change in foreign currency exchange rates - decrease		381	1,684
Impact of the change in foreign currency exchange rates - increase	983
December 31	6,460	8,722	22,255
Interest and penalties recognized on the above
Income Tax Contingency [Line Items]
January 1	968	1,583	566
Changes in tax positions taken during a prior period - decrease		(573)
Changes in tax positions taken during a prior period - increase	900		716
Tax positions taken during the current period - increase	6	5	261
Change as a result of a lapse in the statute of limitations	(534)	(11)	(24)
Impact of the change in foreign currency exchange rates - decrease		36
Impact of the change in foreign currency exchange rates - increase	141		64
December 31	$ 1,481	$ 968	$ 1,583